Document And Entity Information	Nov. 04, 2022
Document Information [Line Items]
Entity, Registrant Name	PIERIS PHARMACEUTICALS, INC.
Document, Type	8-K
Document, Period End Date	Nov. 04, 2022
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-37471
Entity, Tax Identification Number	30-0784346
Entity, Address, Address Line One	255 State Street
Entity, Address, Address Line Two	9th Floor
Entity, Address, Postal Zip Code	02109
Entity, Address, City or Town	Boston
Entity, Address, State or Province	MA
City Area Code	857
Local Phone Number	246-8998
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PIRS
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001583648